Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2010	December 31, 2011
Prepaid expenses	282,290	431,560
Advances to suppliers	454,273	242,932
Staff advances and other receivables	1,028,156	209,852
Prepaid licensing fee of video copyright	1,722,608	—

	3,487,327	884,344